SUPPLEMENTARY INFORMATION (Schedule of Cost of Revenues) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Industrial operations:
Materials consumed	$ 994	$ 1,746	$ 1,063
Payroll and related expenses	503	373	362
Subcontracted work	312	244	160
Depreciation and amortization	3	3	2
Other production expenses	667	595	416
Royalties (see Note 8a)			17
Total cost of revenues	$ 2,479	$ 2,961	$ 2,020